Label	Element	Value
Class N | NICHOLAS II INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NICHOLAS II, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund strives to increase the value of your investment over the long-term (“long-term growth”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.89% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fundfor the time periods indicated and then redeem all of yourshares at the end of those periods. The Example alsoassumes that your investment has a 5% return each yearand that the Fund’s operating expenses remain the same.Although your actual costs may be higher or lower,based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic corporations with medium-sized market capitalizations believed to have growth potential. The Fund believes a company’s annual sales volume and the market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $3 billion as “small,” between $3 billion and $25 billion as “medium,” and greater than $25 billion as “large.” To a lesser extent, the Fund may invest in companies with small and large market capitalizations. The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money. The principal risks of investing in the Fund are: Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices. Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Because the Fund will invest most of its assets in the securities of mid-cap companies and to a lesser extent, small-cap companies, the Fund may face additional risks. Small- to mid-cap companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy. Securities of small to medium capitalization companies also often fluctuate in price more than common stocks of larger capitalization companies. Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies. Recent Market Events Risk – A novel coronavirus, first detected in December 2019, has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. These developments as well as other events could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so. Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objectives will be achieved.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years(1). Updated performance information for the Fund is available on our website atwww.nicholasfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years(1).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Bar Chart [Heading]	rr_BarChartHeading	Nicholas II, Inc. – Class N
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 23.90% (for the quarter ended June 30, 2020) and thelowest quarterly return was -23.41% (for the quarter ended March 31, 2020).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This next table shows how the average annual total returns for the one, five and ten year periods ending on December 31, 2020 (the Fund’s most recently completed calendar year), compared to the returns of broad measures of market performance and the performance average of similar mutual funds. The table also shows the average annual total returns for the Fund after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Class N | NICHOLAS II INC | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_RedemptionFee	$ (15.00)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	287
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	$ 1,108
2011	rr_AnnualReturn2011	(0.38%)	[1]
2012	rr_AnnualReturn2012	14.45%	[1]
2013	rr_AnnualReturn2013	32.28%	[1]
2014	rr_AnnualReturn2014	10.91%	[1]
2015	rr_AnnualReturn2015	0.53%	[1]
2016	rr_AnnualReturn2016	4.55%	[1]
2017	rr_AnnualReturn2017	25.19%	[1]
2018	rr_AnnualReturn2018	(5.06%)	[1]
2019	rr_AnnualReturn2019	34.43%	[1]
2020	rr_AnnualReturn2020	15.38%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.41%)
One Year	rr_AverageAnnualReturnYear01	15.38%
Five Year	rr_AverageAnnualReturnYear05	14.02%
Ten Year	rr_AverageAnnualReturnYear10	12.48%
Class N | NICHOLAS II INC | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.39%
Five Year	rr_AverageAnnualReturnYear05	11.85%
Ten Year	rr_AverageAnnualReturnYear10	10.55%
Class N | NICHOLAS II INC | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.81%
Five Year	rr_AverageAnnualReturnYear05	10.78%
Ten Year	rr_AverageAnnualReturnYear10	9.86%
Class N | NICHOLAS II INC | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	35.59%
Five Year	rr_AverageAnnualReturnYear05	18.66%
Ten Year	rr_AverageAnnualReturnYear10	15.04%
Class N | NICHOLAS II INC | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.10%
Five Year	rr_AverageAnnualReturnYear05	13.40%
Ten Year	rr_AverageAnnualReturnYear10	12.41%
Class N | NICHOLAS II INC | Morningstar Mid-Cap Growth Category (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	39.67%
Five Year	rr_AverageAnnualReturnYear05	17.85%
Ten Year	rr_AverageAnnualReturnYear10	13.86%

[1]	The Fund’s fiscal year end is September 30. The Fund’s year-to-date return as of December 31, 2020 was 15.38%.